Subsequent Events (Q1) (Details) - Subsequent event - USD ($) $ in Millions	Jun. 24, 2026	May 22, 2026	Apr. 28, 2026
Subsequent Events
Reduction in workforce			75.00%
Estimated severance and related costs			$ 3.3
Termination payment amount	$ 1.5
Market Street Lease Agreement 2005 [Member]
Subsequent Events
Payment of lease termination fee		$ 2.3